INCOME TAX	6 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
INCOME TAX

NOTE – 6 INCOME TAX

The Company mainly operates in Hong Kong that is subject to taxes in the governing jurisdictions in which it operates. The effective tax rate in the period presented is the result of the mix of income earned in various tax jurisdictions that apply a broad range of income tax rate, as follows:

BVI

Under the current BVI law, the Company is not subject to tax on income.

Hong Kong

The Company’s subsidiary operating in Hong Kong is subject to the Hong Kong Profits Tax at the two-tiered profits tax rates from 8.25% to 16.5% on the estimated assessable profits arising in Hong Kong during the current year, after deducting a tax concession for the tax year. The reconciliation of income tax rate to the effective income tax rate for the six months ended June 30, 2021 and 2020 is as follows:

	Six months ended June 30,
	2021	2020
Income before income taxes	$485,571	$918,938
Statutory income tax rate	16.5%	16.5%
Income tax expense at statutory rate	80,119	151,625
Tax effect of non-deductible items	13,108	1,897
Tax effect of deductible items	(703)	(28)
Tax holiday	(21,260)	(23,839)
Income tax expense	$71,264	$129,655